Stock Based Compensation (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Granted		1,305,166	4,139,241
Forfeited/Cancelled	(763,418)
Weighted Average Fair Value Per Share
Outstanding, Beginning	$ 0.0508	$ 0.0004
Granted		0.2108	0.0004
Forfeited/Cancelled	0.2059
Outstanding, Ending	$ 0.0255	$ 0.0508	$ 0.0004
Nonvested Shares [Member]
Number of Shares
Outstanding, Beginning	2,920,050	4,139,241
Granted		1,305,166	4,139,241
Vested	(343,901)	(2,524,357)
Forfeited/Cancelled	(763,418)
Outstanding, Ending	1,812,731	2,920,050	4,139,241
Weighted Average Fair Value Per Share
Outstanding, Beginning	$ 0.0944	$ 0.0004
Granted		0.2108	0.0004
Vested	0.0004	0.0004
Forfeited/Cancelled	0.2059
Outstanding, Ending	$ 0.0653	$ 0.0944	$ 0.0004